OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
OTHER CURRENT ASSETS

7. OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Prepayments for materials	5,107	7,509
Prepayments for R&D	97	110
Prepayments for utilities	550	571
Other prepayments	326	341
Deductible value-added tax input	154	207
Other receivables	1,504	1,662
Subtotal	7,738	10,400
Less: allowance for bad debts	(401)	(449)
Net balance	7,337	9,951

On March 21, 2022, the Ministry of Finance and State Administration of Tax released Announcement (2022) No.14 to issue China’s VAT rebates to eligible industries. Companies in these industries can now apply for monthly refunds of incremental VAT credits and a one-time refund of remaining VAT credits from April 1, 2022 onward. Given that Chijet falls within the scope of the eligible industry, the deductible value-added tax input is classified as other current assets.